INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income tax	2.40%	2.40%	1.40%
Taxes on international activities	(0.20%)	4.90%	(0.90%)
CCR divestiture impact	(2.00%)	0.00%	0.00%
VCS reorganization impact	28.60%	0.00%	0.00%
TCC acquisition impact	0.00%	0.00%	(4.70%)
Other	(3.10%)	(2.20%)	(0.70%)
Effective income tax rate	46.70%	26.10%	16.10%